Organization and Description of Business Operations	3 Months Ended	11 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Organization and Description of Business
Organization and Description of Business Operations
1.	Organization and Description of Business

Zura Bio Limited, a Cayman Islands exempted company, formerly known as JATT Acquisition Corp (“JATT”), together with its subsidiaries (collectively, the “Company” or “Zura” or “Zura Bio”), is a clinical-stage biotechnology company advancing immunology assets into Phase 2 development programs, including ZB-168, a fully anti-IL7Ra monoclonal antibody, which it has licensed from Pfizer, Inc. (“Pfizer”) and torudokimab, a high affinity monoclonal antibody, which it has licensed from Eli Lilly and Company (“Lilly”). The Company’s accounting predecessor, Zura Bio Limited (herein referred to as “Legacy Zura”), was formed in the United Kingdom (“UK”) on January 18, 2022 (“Inception”).

Business Combination

On March 20, 2023 (the “Closing Date”), the Company consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of a business combination agreement (the “Business Combination Agreement”), dated as of June 16, 2022 (as amended on September 20, 2022, November 14, 2022, and January 13, 2023), by and among JATT, JATT Merger Sub, JATT Merger Sub 2, Zura Bio Holdings Ltd. (“Holdco”), and Legacy Zura. Pursuant to the Business Combination Agreement, (a) before the closing of the Business Combination, Holdco was established as a new holding company of Legacy Zura and became a party to the Business Combination Agreement; and (b) on the Closing, in sequential order: (i) Merger Sub merged with and into Holdco, with Holdco continuing as the surviving company and a wholly owned subsidiary of JATT; (ii) immediately following the Merger, Holdco merged with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving company and a wholly owned subsidiary of JATT; and (iii) JATT changed its name to “Zura Bio Limited”.

The Business Combination has been accounted for as a reverse recapitalization, with Legacy Zura being the accounting acquirer and JATT as the acquired company for accounting purposes. Accordingly, all historical financial information presented in the unaudited condensed consolidated financial statements represent the accounts of Legacy Zura. The shares and net loss per share attributable to ordinary shareholders of Legacy Zura prior to the Closing Date have been retroactively restated as shares reflecting the exchange ratio established in the Business Combination Agreement.

Prior to the Business Combination, JATT’s public shares, public warrants, and public units were listed on the New York Stock Exchange (“NYSE”) under the symbols “JATT,” “JATT.WS,” and “JATT.U,” respectively. On March 20, 2023, the Company’s Class A ordinary shares (“Class A Ordinary Shares”) and public warrants began trading on the Nasdaq under the symbols “ZURA” and “ZURAW,” respectively. See Note 3, Recapitalization for additional details.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (“FASB”) standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company.

Change in Fiscal Year End

On November 18, 2022, the Board of Directors approved a change in the Company’s fiscal year end from March 31 to December 31. The Company’s 2022 fiscal year began at inception on January 18, 2022, and ended on December 31, 2022.

The change in fiscal year end also applies retrospectively to all previously issued financial statements for the periods ended March 31, 2022, June 30, 2022, and September 30, 2022.

Liquidity

The Company has incurred operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $41.9 million and $32.1 million as of March 31, 2023 and December 31, 2022, respectively, and a net loss of $9.6 million and $7.8 million for the three months ended March 31, 2023 and the period ended March 31, 2022, respectively. The Company’s existing sources of liquidity as of March 31, 2023 includes $44.0 million in cash.

Prior to the Business Combination, the Company historically funded operations primarily with issuances of convertible preferred shares and a promissory note. Upon the closing of the Business Combination, the Company received $56.7 million in net cash proceeds. The Company’s cash requirements include, but are not limited to, product manufacturing costs and working capital requirements. The Company expects such operating losses and negative cash flows from operations will continue over the next twelve months.

Note 1 — Organization and Description of Business Operations

Zura Bio Limited (the “Company” or “Zura Bio”) was formed in the United Kingdom (“UK”) on January 18, 2022 (“Inception”).

Zura Bio is a clinical-stage biotechnology company advancing immunology assets into Phase 2 development programs, including ZB-168, a fully anti- IL7Ra monoclonal antibody, which it has licensed from Pfizer, Inc. (“Pfizer”) and torudokimab, a high affinity monoclonal antibody, which it has licensed from Eli Lilly and Company (“Lilly”).

Business Combination

On June 16, 2022, the Company entered into a business combination agreement (the “Business Combination Agreement”) with JATT Acquisition Corp (“JATT”), a special purpose acquisition company. On March 20, 2023 (the “Closing Date”), JATT consummated the previously announced business combination (the “Business Combination”), pursuant to the terms of the Business Combination Agreement, dated as of June 16, 2022 (as amended on September 20, 2022, November 14, 2022, and January 13, 2023), by and among JATT, JATT Merger Sub, JATT Merger Sub 2, Holdco, and Zura Bio. Pursuant to the Business Combination Agreement, (a) before the closing of the Business Combination, Holdco was established as a new holding company of Zura Bio and became a party to the Business Combination Agreement; and (b) on the Closing, in sequential order: (i) Merger Sub merged with and into Holdco, with Holdco continuing as the surviving company and a wholly owned subsidiary of JATT; (ii) immediately following the Merger, Holdco merged with and into Merger Sub 2, with Merger Sub 2 continuing as the surviving company and a wholly owned subsidiary of JATT; and (iii) JATT changed its name to “Zura Bio Limited”.

The Business Combination, together with the PIPE financing, the Forward Purchase Agreement, and the Redemption Backstop, generated approximately $65.0 million in gross proceeds. On March 21, 2023, Zura Bio Limited’s securities began trading on Nasdaq under the symbol “ZURA”.

The Business Combination has been accounted for as a reverse recapitalization, with no goodwill or other intangible assets recorded, in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). Under this method of accounting, JATT is treated as the “acquired” company for financial reporting purposes based upon the terms of the Business Combination which resulted in the following: (i) Zura Bio shareholders as a group hold the largest share of the combined company with a majority of the voting interest following the closing of the Business Combination, (ii) Zura Bio nominated 4 out of 7 Directors of the Board, (iii) all of Zura Bio’s existing management will continue in their key positions in the management team of the combined company and (iv) Zura Bio is the largest of the combining entities based on historical operating activity and has the larger employee base. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of Zura Bio issuing shares for the net assets of JATT, accompanied by a recapitalization. The net assets of JATT are stated at historical cost which approximate fair value, with no goodwill or other intangible assets recorded.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use the extended transition period for complying with new or revised accounting standards, and as a result of this election, the consolidated financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (“FASB”) standards’ effective dates. The Company may take advantage of these exemptions up until the last day of the fiscal year following the fifth anniversary of an offering or such earlier time that it is no longer an emerging growth company.

Change in Fiscal Year End

On November 18, 2022, the Board of Directors approved a change in the Company’s fiscal year end from March 31 to December 31, effective immediately. The Company’s 2022 fiscal year began at inception on January 18, 2022, and ended on December 31, 2022.

The change in fiscal year end also applies retrospectively to all previously issued financial statements for the periods ended March 31, 2022, June 30, 2022, and September 30, 2022.

Liquidity and Management’s Plans

The Company has incurred operating losses since inception, and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. The Company has an accumulated deficit of $32.1 million as of December 31, 2022 and a net loss of $25.7 million for the period ended December 31, 2022. To date, the Company’s operations have been funded through the sale of Series A-1 convertible preferred shares. As of December 31, 2022, the Company has $1.6 million in cash.

The Company evaluated whether there are any conditions and events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern over the next twelve months through March 2024. The Company’s cash requirements include, but are not limited to business combination costs, product manufacturing costs, and working capital requirements. The Company expects such operating losses and negative cash flows from operations will continue in 2023. The Company expects its cash on hand as of the date of the consolidated financial statements and gross proceeds of $65 million from the business combination will be sufficient to meet the Company’s obligations at least twelve months beyond the date of issuance of the consolidated financial statements.

The Company’s future operations are highly dependent on a combination of factors, including (1) the success of its research and development programs; (2) the development of competitive therapies by other biotechnology and pharmaceutical companies, (3) the Company’s ability to manage growth of the organization; (4) the Company’s ability to protect its technology and products; and, ultimately (5) regulatory approval and market acceptance of a product.